Note 6 - Intangible Assets (10K) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	September 30, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Life
Unamortized intangible assets
BNA software	$1,109	$-	$1,109	-
Total intangible assets	$1,109	$-	$1,109	-

	December 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Life
Unamortized intangible assets
BNA software	$386	$-	$386	n/a
Total intangible assets	$386	$-	$386